Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2024	Jun. 30, 2023
Common stock, par value	$ 0.0001
Gamehaus Inc [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	425,262,873	425,262,873
Common stock, shares issued	75,409,060	75,409,060
Common stock, shares outstanding	75,409,060	75,409,060
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	74,737,127	74,737,127
Preferred stock, shares issued	74,737,127	74,737,127
Preferred stock, shares outstanding	74,737,127	74,737,127
Common Class A [Member]
Common stock, par value	$ 0.0001
Common stock, shares authorized	900,000,000
Common stock, shares issued	34,401,887
Common stock, shares outstanding	34,401,887
Common Class B [Member]
Common stock, par value	$ 0.0001
Common stock, shares authorized	100,000,000
Common stock, shares issued	15,598,113
Common stock, shares outstanding	15,598,113